Summary Of Long-Term Indebtedness In Excess Of Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Oct. 31, 2012	Sep. 29, 2012	Oct. 01, 2011
First Priority Senior Secured Floating Rate Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term indebtedness	3			$ 61
Second Priority Senior Secured Floating Rate Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term indebtedness	2		1	38
Senior Unsecured Term Loan
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term indebtedness			6	8
9 1/2% Second Priority Senior Secured Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate	9.50%		9.50%
Long-term indebtedness				83
9 3/4% Second Priority Senior Secured Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate	9.75%		9.75%
Long-term indebtedness				140
11% Senior Subordinated Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate	11.00%	11.00%	11.00%
Long-term indebtedness				64
10 1/4% Senior Subordinated Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Debt instrument, interest rate	10.25%		10.25%	10.25%
Long-term indebtedness				$ 18